Intangible Assets - Consist of intangible assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value of goodwill	$ 59,900,694
iDoc
Fair value of goodwill		$ 0	$ 95,076
Customer list, net			12,000
Ending balance			$ 107,076